Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (829,133)	$ (863,711)	$ (3,471,227)	$ (4,664,455)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,909	8,373	16,031	43,410
Amortization of note discount and issuance costs	7,790	0	0	0
Stock based compensation	53,167	114,666	368,662	1,454,062
Right of use lease	379	(2,780)	(1,474)	7,864
Financing costs	81,973	0	132,308	0
Shares issued for financing costs	49,650	0
Loss on disposition of assets			29,940	0
Investment (income) loss	0	(348)	(348)	(58,849)
Changes in operating assets and liabilities:
Accounts receivable	(819)	2,018	10,995	41,401
Inventory			0	12,000
Other receivable	(157,546)	475,000	475,000	(475,000)
Prepaid expenses and other current assets	(7,579)	0	(9,719)	75,859
Accounts payable	133,529	137,572	667,229	124,555
Accrued interest	4,230	0
Unearned subscriptions	(118,168)	(159,943)	(367,311)	273,086
Net cash used in operating activities	(643,730)	(353,803)	(705,725)	(3,166,067)
Cash flows from investing activities:
Purchase of property and equipment			0	(2,605)
Purchase of marketable securities	0	(9,273)	(9,273)	(11,293,184)
Sale of markertable securities	0	12,576	12,576	14,565,358
Issuance of note receivable			(1,100,000)	0
Net cash provided by (used in) investing activities	0	3,303	(1,096,697)	3,269,569
Cash flows from financing activities:
Purchase of treasury stock			0	(27,650)
Proceeds from issuance of common stock			1,200,000	0
Proceeds from merchant cash advance			397,750	0
Proceeds from issuance of notes payable	990,000	0
Principal payments on notes payable	(7,190)	(7,229)	(29,022)	(28,733)
Payments on merchant cash advance	(140,770)	0	(221,967)	0
Net cash provided by (used in) financing activities	842,040	(7,229)	1,346,761	(56,383)
Net increase (decrease) in cash	198,310	(357,729)	(455,661)	47,119
Cash - beginning of period (year)	17,036	472,697	472,697	425,578
Cash - beginning of period (year)	215,346	114,968	17,036	472,697
Supplemental disclosures:
Interest paid	20	93	264	552
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Debt issuance costs	60,000	0
Debt issuance costs payable	115,435	0
Non-cash investing and financing activities:
Retirement of treasury stock			27,650	1,181,475
Treasury stock purchased with other assets			0	79,100
Shares issued for investment			0	8,424,000
Forfeiture of shares			0	2,400
Nonrelated Party
Changes in operating assets and liabilities:
Advances payable	(10,000)	0	50,000	0
Related Party
Changes in operating assets and liabilities:
Advances payable	$ 146,888	$ 0	101,189	0
Evtec
Changes in operating assets and liabilities:
Evtec advances payable			$ 1,293,000	$ 0